Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
25.	Commitments and Contingencies

(a)	Capital Commitments
The Group entered into certain investment agreements with third parties to establish investees with payment schedules (Note 10). The following table sets forth contractual obligations of the Group as of December 31, 2023.

	RMB	US$
2024	1,750	246

(b)	Contingencies
The Group is subject to legal and regulatory actions that arise from time to time. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events, and the outcome of litigation is inherently uncertain. Save as disclosed below, the Group is currently not in any legal or administrative proceedings that may have a material adverse impact on the financial position, results of operations or cash flows of the Group.
(i) Shareholder securities litigation
On December 4, 2023, a securities class action complaint (captioned Pujo v. EHang Holdings Limited, No. 2:23-cv-10165 (C.D. Cal.)) was filed by purported holders of the Company’s ADSs in federal court. The complaint asserts claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and generally alleges that the Company and certain of its officers and directors made false and misleading statements regarding the Company’s business, operations, and prospects, among other allegations. The complaint is based in large part on a November 7, 2023, report issued by short seller Hindenburg Research. The complaint names as defendants certain of the Company’s officers and directors. The complaint seeks unspecified monetary damages on behalf of the putative class and an award of costs and expenses, including reasonable attorneys’ fees. On February 2, 2024, purported stockholders of the Company moved for appointment as lead plaintiff. On February 28, 2024, the court took the motions for lead plaintiff under submission. The Company intended to vigorously defend against these claims. However, given the uncertainty of litigation, the preliminary stage of the case, and the legal standards that must be met for, among other things, class certification and success on the merits, the Company cannot estimate the reasonably possible loss or range of loss that may result from this action.